Note Derivative instruments and hedging activities (Derivative instruments and hedging activities- Additional Information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instrument Detail [Abstract]
Derivatives, Offsetting Fair Value Amounts, Policy	Pursuant to the Corporation’s accounting policy, the fair value of derivatives is not offset with the amounts for the right to reclaim cash collateral or the obligation to return cash collateral.
Derivative, Net Liability Position, Aggregate Fair Value	$ 800	$ 4,000
Collateral Already Posted, Aggregate Fair Value	$ 4,000	10,000
Maximum Length of Time Hedged in Cash Flow Hedge	80 days
Fair Value Hedges At Fair Value Net	$ 0	0
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(124)	(305)	$ (8,491)
Derivative Credit Risk Valuation Adjustment, Derivative Assets	900	800	100
Derivative Credit Risk Valuation Adjustment, Derivative Liabilities	400	300	$ 1,200
Derivative, Collateral, Right to Reclaim Cash	4,000	10,000
Derivative, Collateral, Obligation to Return Cash	$ 0	$ 0